Annual Total Returns (Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares Institutional) (Vanguard Intermediate-Term Government Bond Index F, Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Annual Total Return
2013	(2.69%)
2012	2.65%
2011	9.79%